Financial Instruments and Risk Management - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 12,251,000		$ 33,893,000
Maximum borrowing capacity	$ 56,700,000
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage	1.00%			1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent	1.00%			1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)	$ 500,000
Possible decrease in risk variable percentage	1.00%			1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)	$ 500,000
Canada dollars [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage	10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent	10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)	$ 1,300,000
Possible decrease in risk variable percentage	10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)	$ 1,400,000
Egypt pounds [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent	10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)	$ 200,000
Possible decrease in risk variable percentage	10.00%			10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)	$ 200,000
Cash	2,300,000		2,000,000
Revolving Reserves-Based Lending Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity	19,200,000			$ 25,000,000
Repayments of non-current borrowings	1,500,000	$ 2,000,000
Revolving Credit Facility1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from non-current borrowings	476,000	$ 600,000	508,000
Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayments of non-current borrowings	15,000,000
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	94,200,000
Gross carrying amount [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity	19,200,000			25,000,000
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	75,000,000
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	37,500,000
Gross carrying amount [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	7,500,000			$ 9,800,000
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 30,000,000		$ 45,000,000